Deferred Issuance Costs - Additional Information (Details) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)
Deferred Issuance Costs [Abstract]
Business Combination, Acquisition Related Costs	$ 0.3	$ 2.4
Deferred Costs, Noncurrent	2.3	2.3
Accrued Liabilities, Current	$ 0.7	$ 0.7